Research and Development Expenses	6 Months Ended
Jun. 30, 2024
Research and Development Expenses
Research and Development Expenses

14.  Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Clinical trial related costs	55,728	94,909
Personnel compensation and related costs	36,858	45,410
Other research and development expenses	2,670	4,314
	95,256	144,633

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the six months ended June 30, 2024 and 2023, the Group has incurred research and development expenses of US$4.1 million and US$8.1 million respectively, related to such collaborative arrangements.